UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	James S. Hamman, Jr., Secretary,
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2007
DATE OF REPORTING PERIOD: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS March 31, 2007 (UNAUDITED)
GROWTH AND INCOME PORTFOLIO
Schedule of Investments March 31, 2007 (unaudited)

Principal
Amount		Value

Convertible Bonds (40.9%)
	Consumer Discretionary (7.3%)
	Carnival Corp.
$440,000	0.000%, 10/24/21^	$349,800
50,000	2.000%, 04/15/21	61,813
250,000	General Motors Corp.
	6.250%, 07/15/33	227,000
85,000	Lamar Advertising Company^
	2.875%, 12/31/10	117,087
500,000	Liberty Media Corp. (Time Warner, Inc.)¥
	0.750%, 03/30/23	588,125
720,000	Omnicom Group, Inc.^
	0.000%, 07/31/32	746,100
55,000	Priceline.com, Inc.*
	0.750%, 09/30/13	77,275
380,000	Walt Disney Company^
	2.125%, 04/15/23	461,225

		2,628,425

	Energy (3.7%)
540,000	Nabors Industries, Inc.^
	0.000%, 06/15/23	557,550
300,000	Pride International, Inc.^
	3.250%, 05/01/33	379,875
225,000	Schlumberger, Ltd.^
	2.125%, 06/01/23	397,688

		1,335,113

	Financials (9.7%)
359,000	Bank of America Corp. (The Coca-Cola Company, Coach,Inc., Franklin Resources, Inc.)¥
	0.250%, 02/15/12	363,703
540,000	Host Hotels & Resorts, Inc. REIT*^
	2.625%, 04/15/27	528,525
361,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)¥
	0.250%, 02/16/12	346,560
740,000	Merrill Lynch & Company, Inc.
	0.000%, 03/13/32	901,246
350,000	Prudential Financial, Inc.^‡
	2.600%, 11/15/35	361,665
450,000	Travelers Property Casualty Corp.
	4.500%, 04/15/32	458,640
525,000	Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)¥
	0.250%, 12/15/10	518,437

		3,478,776

	Health Care (5.2%)
550,000	Amgen, Inc.^
	0.125%, 02/01/11	505,312
400,000	Gilead Sciences, Inc.*^
	0.500%, 05/01/11	454,000
340,000	Sepracor Inc.
	0.000%, 10/15/24	325,550
	Teva Pharmaceutical Industries, Ltd.
380,000	0.250%, 02/01/24	435,100
150,000	0.500%, 02/01/24^	163,125

		1,883,087

	Industrials (4.1%)
190,000	AGCO Corp.
	1.250%, 12/15/36	209,713
445,000	L-3 Communications Holdings*
	3.000%, 08/01/35	477,262
335,000	Lockheed Martin Corp.‡
	5.110%, 08/15/33	466,029
430,000	Roper Industries, Inc.‡
	1.481%, 01/15/34	304,225

		1,457,229

	Information Technology (9.0%)
110,000	Amkor Technology, Inc.^
	2.500%, 05/15/11	124,163
265,000	CommScope, Inc.
	1.000%, 03/15/24	531,656
110,000	Digital River, Inc.^
	1.250%, 01/01/24	147,125
140,000	DST Systems, Inc.
	4.125%, 08/15/23	228,025
350,000	EMC Corp.*
	1.750%, 12/01/11	377,562
220,000	Flextronics International, Ltd.^
	1.000%, 08/01/10	212,300
150,000	Informatica Corp.*
	3.000%, 03/15/26	154,500
120,000	Macrovision Corp.*
	2.625%, 08/15/11	135,000
130,000	Mentor Graphics Corp.*
	6.250%, 03/01/26	160,388
	ON Semiconductor Corp.
280,000	0.000%, 04/15/24	304,500
170,000	2.625%, 12/15/26*	191,250
	Skyworks Solutions, Inc.*
55,000	1.500%, 03/01/12	51,356
55,000	1.250%, 03/01/10^	52,731
115,000	Sunpower Corp.
	1.250%, 02/15/27	119,888
365,000	Sybase, Inc.*^
	1.750%, 02/22/25	416,100

		3,206,544

	Telecommunication Services (1.9%)
260,000	Qwest Communications International, Inc.
	3.500%, 11/15/25	431,275
200,000	Time Warner Telecom, Inc.
	2.375%, 04/01/26	262,500

		693,775

	TOTAL CONVERTIBLE BONDS (Cost $13,530,699)	14,682,949

See accompanying notes to Schedule of Investments

1

GROWTH AND INCOME PORTFOLIO
Schedule of Investments March 31, 2007 (unaudited)

Number of
Shares		Value

Convertible Preferred Stocks (6.1%)
	Energy (0.6%)
3,000	Bristow Group, Inc.
	5.500%	$151,410
500	Chesapeake Energy Corp.*
	5.000%	67,938

		219,348

	Financials (4.9%)
7,200	E*TRADE Financial Corp.
	6.125%	200,952
160	Fortis Insurance, NV (Assurant, Inc.)*¥
	7.750%	221,035
23,000	Metlife, Inc.
	6.375%	736,000
4,400	Washington Mutual, Inc.
	5.375%	236,720
13,800	XL Capital, Ltd.
	7.000%	358,524

		1,753,231

	Health Care (0.6%)
4,000	Schering-Plough Corp.
	3.000%	235,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,076,573)	2,207,979

Common Stocks (50.6%)
	Consumer Discretionary (12.2%)
8,400	Coach, Inc.#	420,420
5,000	Garmin, Ltd.	270,750
6,800	Harley-Davidson, Inc.^	399,500
20,000	Home Depot, Inc.	734,800
2,800	ITT Educational Services, Inc.#	228,172
35,000	News Corp.	856,450
6,000	Nike, Inc.	637,560
8,000	Toll Brothers, Inc.#^	219,040
17,500	Walt Disney Company	602,525

		4,369,217

	Consumer Staples (3.7%)
11,800	Coca-Cola Company	566,400
9,200	PepsiCo, Inc.	584,752
2,900	Procter & Gamble Company^	183,164

		1,334,316

	Financials (5.2%)
3,000	A.G. Edwards, Inc.	207,540
4,200	Ambac Financial Group, Inc.	362,838
3,000	American International Group, Inc.	201,660
4,500	Bank of America Corp.	229,590
3,200	Goldman Sachs Group, Inc.	661,216
1,400	PartnerRe, Ltd.^	95,956
1,600	Reinsurance Group of America, Inc.	92,352

		1,851,152

	Health Care (9.7%)
1,400	Alcon, Inc.^	184,548
5,000	Forest Laboratories, Inc.#	257,200
4,700	Gilead Sciences, Inc.#	359,550
11,200	Johnson & Johnson	674,912
8,200	Merck & Company, Inc.	362,194
28,000	Pfizer, Inc.	707,280
16,000	Thermo Electron, Corp.#	748,000
2,400	Zimmer Holdings, Inc.#	204,984

		3,498,668

	Industrials (5.1%)
5,000	Danaher Corp.	357,250
5,400	Lockheed Martin Corp.	523,908
5,000	Manpower, Inc.	368,850
6,000	Raytheon Company	314,760
9,000	Tyco International, Ltd.	283,950

		1,848,718

	Information Technology (14.7%)
10,000	Accenture, Ltd.	385,400
26,000	Cisco Systems, Inc.#	663,780
3,000	Cognizant Technology Solutions Corp.#	264,810
17,000	Dell, Inc.#	394,570
12,000	eBay, Inc.#	397,800
20,400	Infosys Technologies, Ltd.	1,025,100
31,000	Microsoft Corp.	863,970
5,200	Nintendo Company, Ltd.	188,545
16,000	Nokia Corp.	366,720
40,000	Oracle Corp.#	725,200

		5,275,895

	TOTAL COMMON STOCKS (Cost $15,808,432)	18,177,966

Principal
Amount		Value

Short-Term Investment (2.8%)
	Commercial Paper (2.8%)
$988,000	Citigroup, Inc.
	5.300%, 04/02/07
	(Cost $987,855)	987,855

Number of
Shares		Value

Investments of Cash Collateral for Securities on Loan (19.4%)
6,951,000	Bank of New York Institutional Cash Reserve Fund
	5.417%
	(Cost $6,951,000)	6,951,000

TOTAL INVESTMENTS (119.8%) (Cost $39,354,559)		43,007,749

PAYABLE UPON RETURN OF SECURITIES LOANED (-19.4%)		(6,951,000)

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(169,247)

NET ASSETS (100.0%)		$35,887,502

See accompanying notes to Schedule of Investments

2

GROWTH AND INCOME PORTFOLIO
Schedule of Investments March 31, 2007 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (‘‘QIBs’’), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At March 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $749,560 or 2.1% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The interest rate shown is the rate in effect at March 31, 2007.

REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments

3

NOTE 1
Organization. CALAMOS ADVISORS TRUST, a Massachusetts business trust organized February 17, 1999 (the ‘‘Trust’’), consists of a single series, Growth and Income Portfolio (the “Portfolio”). The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.
Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its NAV. Securities traded in the over-the-counter (‘‘OTC’’) market and quoted on The NASDAQ Stock Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price (‘‘NOCP’’), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated. As stated above, if the market prices are not available or are not reflective of a security’s fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.
The Portfolio also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.
NOTE 2
Investments. The following information is presented on a federal income tax basis as of March 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

Cost basis of investments	$39,558,462

Gross unrealized appreciation	$3,947,371
Gross unrealized depreciation	$(498,084)

Net unrealized appreciation (depreciation)	$3,449,287

NOTE 3
Securities Lending. For the period ended March 31, 2007, the Portfolio loaned one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At March 31, 2007, the Portfolio had securities valued at $6,789,409 that were on loan to broker-dealers and banks and $6,951,000 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 25, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 25, 2007

By:	/s/ Patrick H. Dudasik
Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	May 25, 2007